PLANT AND EQUIPMENT (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 16,965,989	$ 16,965,989
Balance	21,780,867	16,965,989
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17,990,523	1,361,469
Additions	4,990,609	10,317,931
Acquired Through Naturals	100,808
Acquired Through Verdelite		6,311,123
Balance	23,081,940	17,990,523
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,024,534	330,134
Additions	276,539	694,400
Balance	1,301,073	1,024,534
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance		476,041
Balance	476,041
Land | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476,041	0
Additions	0	0
Acquired Through Naturals	0
Acquired Through Verdelite		476,041
Balance	476,041	476,041
Land | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance		11,859,979
Balance	15,491,135
Buildings | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	12,013,542	0
Additions	3,662,182	6,747,648
Acquired Through Naturals	33,984
Acquired Through Verdelite		5,265,894
Balance	15,709,708	12,013,542
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	153,563	0
Additions	65,010	153,563
Balance	218,573	153,563
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,526,965
Balance	1,637,488
Leasehold Improvement | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,681,648	274,471
Additions	141,367	1,407,177
Acquired Through Naturals	0
Acquired Through Verdelite		0
Balance	1,823,015	1,681,648
Leasehold Improvement | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	154,683	79,609
Additions	30,844	75,074
Balance	185,527	154,683
Production, Lab and Growing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,140,470
Balance	2,941,406
Production, Lab and Growing Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,688,055	992,725
Additions	921,969	1,457,537
Acquired Through Naturals	0
Acquired Through Verdelite		237,793
Balance	3,610,024	2,688,055
Production, Lab and Growing Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	547,585	210,653
Additions	121,033	336,932
Balance	668,618	547,585
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance		193,638
Balance	193,613
Computers | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	270,164	57,881
Additions	18,252	138,641
Acquired Through Naturals	3,271
Acquired Through Verdelite		73,642
Balance	291,687	270,164
Computers | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	76,526	9,002
Additions	21,548	67,524
Balance	98,074	76,526
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance		768,896
Balance	1,041,184
Other Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	861,073	36,392
Additions	246,839	566,928
Acquired Through Naturals	63,553
Acquired Through Verdelite		257,753
Balance	1,171,465	861,073
Other Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	92,177	30,870
Additions	38,104	61,307
Balance	$ 130,281	$ 92,177